Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Going Concern [Abstract]
Going Concern

NOTE 2 – Going Concern

The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has incurred losses since inception and has an accumulated deficit of $7,942,556 as of June 30, 2018. The Company does not have adequate liquidity to fund its operations throughout fiscal 2018 without raising additional funds. These factors raise substantial doubt about its ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this condition. Management intends to continue to seek additional financing to fund operations. If the Company is not able to raise additional working capital, it will have a material adverse effect on the operations of the Company and the development of its technology.

From inception through June 30, 2018, the Company has completed unsecured loan financings for gross proceeds of $283,000, a $253,000 short-term promissory note financing (which notes were amended and restated to become convertible promissory notes as described below), a $1,625,120 convertible promissory note financing of a planned $2.5 million subscription and a second $1,540,000 convertible promissory note financing of a planned $2.0 million subscription. See Note 14 – Subsequent Events for financing transactions that have closed after June 30, 2018. The Company does not have adequate liquidity to fund its operations throughout fiscal 2018 without raising additional funds. Management intends to continue to seek additional debt and/or equity financing to fund operations. However, if the Company is unable to raise additional funds, or the Company’s anticipated operating results are not achieved, management believes planned expenditures may need to be reduced in order to extend the time period that existing resources can fund the Company’s operations. If management is unable to obtain the necessary capital, it may have to cease operations.

NOTE 2 - Going Concern

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has incurred losses since inception and had an accumulated deficit of $5,324,796 as December 31, 2017. Prior to the Merger, the LLC also incurred losses since its inception and had cumulative losses of $49,930 as of the date of the Merger. The Company does not have adequate liquidity to fund its operations throughout fiscal 2018 without raising additional funds. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this condition. If the Company is not able to raise additional working capital, it will have a material adverse effect on the operations of the Company and the development of its technology.

Through December 31, 2017, the Company has completed both a $253,000 short-term promissory note financing, a $1,625,120 convertible promissory note financing of a planned $2.5 million subscription and a second $665,000 convertible note promissory financing of a planned $1.5 million subscription. The Company does not have adequate liquidity to fund its operations throughout fiscal 2018 without raising additional funds. Management intends to seek additional debt and/or equity financing to fund operations. However, if the Company is unable to raise additional funds, or the Company’s anticipated operating results are not achieved, management believes planned expenditures may need to be reduced in order to extend the time period that existing resources can fund the Company’s operations. If management is unable to obtain the necessary capital, it may have to cease operations.